Significant Accounting Policies - Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range [Member] | Software [Member]
Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase [Line Items]
Intangible assets average useful life	3 years
Bottom of range [Member] | Copyright [Member]
Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase [Line Items]
Intangible assets average useful life	2 years
Top of range [Member] | Software [Member]
Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase [Line Items]
Intangible assets average useful life	10 years
Top of range [Member] | Copyright [Member]
Schedule of Intangible Assets Have Average Useful Lives from the Date of Purchase [Line Items]
Intangible assets average useful life	49 years